Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Concentration of Risk of Accounts Receivable	As of June 30, 2020, the following customer represented more than 10% of total accounts receivable:
June 30, 2020
Customer:
Customer A	14%

Schedule of Disaggregation of Revenue

The disaggregated Company’s revenues for the three and six months ended June 30, 2020 and 2019 was as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Revenues:
Product sales	$6,829,111	$5,845,651	$10,456,012	$11,483,001
Service	-	22,714	-	48,311
Licensing	50,915	99,890	91,124	175,477
Total revenues, net	$6,880,026	$5,968,255	$10,547,136	$11,706,789

The disaggregated Company’s revenues for the years ended December 31, 2019 and 2018 was as follows:

	For the Years Ended December 31,
	2019	2018

Revenues:
Product sales	$19,184,428	$16,037,221
Service revenues	-	197,068
Licensing revenues	444,634	267,920
Total revenues, net	$19,629,062	$16,502,209

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

For the three and six months ended June 30, 2020 and 2019, the following customer represented more than 10% of total net revenues:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020		2019
Customer:
Customer A	* %	27%	*	%	25%
Customer B	11%	*	*		*
Customer C	11%	*	*		*

* Customer did not represent greater than 10% of total net revenue.

For the three and six months ended June 30, 2020 and 2019, the following geographical regions represented more than 10% of total net revenues:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Region:
North America	98%	73%	93%	75%
Europe	*	18%	*	18%

* Region did not represent greater than 10% of total net revenue.

For the years ended December 31, 2019 and 2018, the following customers represented more than 10% of total net revenues:

	For the years ended December 31,
	2019	2018
Customer:
Customer A	14%	21%

For the years ended December 31, 2019 and 2018, the following geographical regions represented more than 10% of total net revenues:

	For the Years Ended December 31,
	2019	2018
Region:
North America	76%	80%
Asia-Pacific	9%	13%
Europe	15%	7%

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following changes in level 3 instruments for the year ended December 31, 2019 are presented below:

Contingent Consideration Earnout
Balance, January 1, 2019	$(520,000)
Change in fair value of earnout	520,000
Balance, December 31, 2019	$-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

As of June 30, 2020 and 2019, the Company excluded the common stock equivalents summarized below, which entitled the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	June 30, 2020	June 30, 2019
Selling Agent Warrants	160,492	65,626
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	990,000	990,000
Options	80,000	290,000
Convertible shares under notes payable	999,536	285,632
Warrants for noteholders	750,000
Restricted stock units	270,000	-
Shares to be issued	46,500	20,000
Total	3,296,528	1,651,258

As of December 31, 2019, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

December 31,
2019
Selling Agent Warrants	160,492
Shares reserved in exchange for the cancellation of certain non-voting membership interest in Edison Nation Holdings, LLC	990,000
Options	80,000
Convertible shares under notes payable	285,632
Warrants for noteholders	50,000
Restricted stock units	210,000
Shares to be issued to consultants	412,500
Total	2,188,624

Schedule of Cumulative Effect of Initially Applying the New Lease Accounting Standard

The cumulative effect of initially applying the new lease accounting standard as of January 1, 2019 is as follows:

	January 1, 2019	Cumulative Effect Adjustment	January 1, 2019, as adjusted
Assets:
Right of use assets – operating leases	$-	$943,997	$943,997

Liabilities:
Current portion of operating lease liabilities	$-	$261,866	$261,866
Operating lease liabilities, net of current portion	$-	$682,131	$682,131